Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events [Abstract]
Subsequent events [Text Block]

31Subsequent events

Vesper Medical

On January 11, 2022 Philips completed the acquisition of Vesper Medical Inc, a US-based medical technology company that develops minimally-invasive peripheral vascular devices. The acquisition is part of Philips’ Image Guide Therapy segment and expand Philips’ portfolio of diagnostic and therapeutic devices with an advanced venous stent portfolio for the treatment of deep venous disease. The upfront purchase price paid involved an amount of EUR 227 million. Due to the recent closing date, additional IFRS disclosures cannot be made until the initial accounting for the business combination, including contingent consideration, has been completed.

Cardiologs

On January 7, 2022 Philips completed the acquisition of Cardiologs Technologies SAS, a France-based medical technology company focused on transforming cardiac diagnostics using artificial intelligence (AI) and cloud technology. The acquisition is part of the Connected Care segment. The acquisition is regarded as not material for disclosure purposes.